Goodwill - Summary of the Carrying Value of Goodwill (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 123,979	$ 121,304
Gross carrying value [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	152,459	146,824	$ 153,453
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ (28,480)	$ (25,520)